Investments (Net Unrealized Investment Gains Losses) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of net unrealized investment gains (losses) included in accumulated other comprehensive loss
Fixed maturity securities	$ 20,300	$ 18,164	$ 30,367
Fixed maturity securities with noncredit OTTI losses included in AOCI	8	(76)	(112)
Total fixed maturity securities	20,308	18,088	30,255
Equity securities	485	422	608
Derivatives	2,923	2,350	1,761
Other	23	287	149
Subtotal	23,739	21,147	32,773
Future policy benefits	(1,114)	(163)	(2,886)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(3)	0	(4)
DAC, VOBA and DSI	(1,430)	(1,273)	(1,946)
Policyholder dividend obligation	(1,931)	(1,783)	(3,155)
Subtotal	(4,478)	(3,219)	(7,991)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	(1)	27	42
Deferred income tax benefit (expense)	(6,623)	(6,151)	(8,556)
Net unrealized investment gains (losses)	12,637	11,804	16,268
Net unrealized investment gains (losses) attributable to noncontrolling interests	(6)	(31)	(33)
Net unrealized investment gains (losses) attributable to MetLife, Inc.	12,631	11,773	16,235	$ 8,414
Net unrealized gains (losses) attributable to MetLife related to investments, derivatives , DAC, VOBA, DSI, and future policy benefits	$ 1,250	$ 1,554	$ 2,682